Income taxes - Current Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current period income tax	$ 64	$ 9
Withholding tax	66	11
Total current tax expense	130	20
Origination and reversal of temporary differences	(24,578)	(16,287)
Adjustments for prior periods	743	2,715
Change in unrecognized deductible temporary differences	23,835	13,572
Total deferred tax expense	0	0
Total income tax expense	$ 130	$ 20